Stock Based Compensation - Schedule of Performance Share Units Outstanding (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) PSU	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of other equity instruments [line items]
Number outstanding | PSU	593,150
PSU liability at Sept 30, 2019	$ 29,081,000	$ 19,069,000	$ 10,756,000
Grant Year 2018 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2021
Number outstanding | PSU	213,820
Estimated Value Per PSU at Maturity	43.82
Anticipated performance factor at maturity	200.00%
Percent of vesting period complete	92.00%
PSU liability at Sept 30, 2019	$ 17,297,000
Grant Year 2019 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2022
Number outstanding | PSU	186,730
Estimated Value Per PSU at Maturity	42.98
Anticipated performance factor at maturity	193.00%
Percent of vesting period complete	59.00%
PSU liability at Sept 30, 2019	$ 9,140,000
Grant Year 2020 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2023
Number outstanding | PSU	192,600
Estimated Value Per PSU at Maturity	42.40
Anticipated performance factor at maturity	122.00%
Percent of vesting period complete	26.00%
PSU liability at Sept 30, 2019	$ 2,644,000